First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments
January 31, 2023 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES – 24.8%
	Automobiles – 0.3%
705,603	Ford Motor Co.	6.50%	08/15/62	$17,195,545
	Banks – 4.5%
10,742	Atlantic Union Bankshares Corp., Series A	6.88%	(a)	275,533
398,399	Bank of America Corp., Series KK	5.38%	(a)	9,617,352
30	Bank of America Corp., Series LL	5.00%	(a)	686
1,256,465	Bank of America Corp., Series NN	4.38%	(a)	25,129,300
87,463	Bank of America Corp., Series SS	4.75%	(a)	1,902,320
293,743	Citizens Financial Group, Inc., Series D (b)	6.35%	(a)	7,481,634
23,095	Citizens Financial Group, Inc., Series E	5.00%	(a)	511,554
98,432	Fifth Third Bancorp, Series A	6.00%	(a)	2,459,816
859,578	First Republic Bank, Series M	4.00%	(a)	15,713,086
349,517	Fulton Financial Corp., Series A	5.13%	(a)	7,392,285
41,142	Huntington Bancshares, Inc., Series H	4.50%	(a)	842,588
792	JPMorgan Chase & Co., Series DD	5.75%	(a)	19,784
43,268	JPMorgan Chase & Co., Series JJ	4.55%	(a)	917,282
484,844	JPMorgan Chase & Co., Series LL	4.63%	(a)	10,419,298
567,344	KeyCorp (b)	6.20%	(a)	14,541,027
218,650	KeyCorp, Series F	5.65%	(a)	5,413,774
150,301	Old National Bancorp, Series A	7.00%	(a)	3,882,275
1,175,124	PacWest Bancorp, Series A (b)	7.75%	(a)	30,412,209
829,306	Pinnacle Financial Partners, Inc., Series B	6.75%	(a)	21,279,992
1,676,150	Signature Bank, Series A (c)	5.00%	(a)	31,779,804
116,076	Texas Capital Bancshares, Inc., Series B	5.75%	(a)	2,634,925
59,147	Truist Financial Corp., Series R	4.75%	(a)	1,313,064
58,735	Valley National Bancorp, Series B, 3 Mo. LIBOR + 3.58% (d)	7.25%	(a)	1,488,345
220,273	Wells Fargo & Co., Series AA	4.70%	(a)	4,753,491
464,615	Wells Fargo & Co., Series Q (b)	5.85%	(a)	11,345,898
746,818	Wells Fargo & Co., Series Y	5.63%	(a)	18,446,405
305,243	Wells Fargo & Co., Series Z	4.75%	(a)	6,480,309
569,994	WesBanco, Inc., Series A (b)	6.75%	(a)	14,420,848
620,288	Western Alliance Bancorp, Series A (b)	4.25%	(a)	13,317,583
634,062	Wintrust Financial Corp., Series E (b)	6.88%	(a)	16,517,315
				280,709,782
	Capital Markets – 1.9%
106,463	Affiliated Managers Group, Inc.	5.88%	03/30/59	2,693,514
228,855	Affiliated Managers Group, Inc.	4.75%	09/30/60	4,577,100
980,305	Affiliated Managers Group, Inc.	4.20%	09/30/61	17,439,626
1,515,332	Carlyle Finance LLC	4.63%	05/15/61	29,215,601
400,858	Goldman Sachs Group (The), Inc., Series J (b)	5.50%	(a)	10,001,407
1,109,761	KKR Group Finance Co., IX LLC	4.63%	04/01/61	21,939,975
100,761	Morgan Stanley, Series P	6.50%	(a)	2,623,817
496,152	Oaktree Capital Group LLC, Series A	6.63%	(a)	11,862,994
813,527	Oaktree Capital Group LLC, Series B	6.55%	(a)	19,500,242
				119,854,276
	Consumer Finance – 0.2%
366,057	Capital One Financial Corp., Series I	5.00%	(a)	8,012,988
138,337	Capital One Financial Corp., Series J	4.80%	(a)	2,877,409
				10,890,397
	Diversified Financial Services – 0.7%
529,821	Apollo Asset Management, Inc., Series B	6.38%	(a)	13,430,962

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Diversified Financial Services (Continued)
1,301,268	Equitable Holdings, Inc., Series A	5.25%	(a)	$29,434,682
				42,865,644
	Diversified Telecommunication Services – 0.8%
78,274	AT&T, Inc.	5.35%	11/01/66	1,879,359
344,397	AT&T, Inc., Series C	4.75%	(a)	7,225,449
955,339	Qwest Corp.	6.50%	09/01/56	19,679,983
1,039,347	Qwest Corp.	6.75%	06/15/57	21,795,107
				50,579,898
	Electric Utilities – 1.2%
14,701	BIP Bermuda Holdings I Ltd.	5.13%	(a)	301,959
891,011	Brookfield BRP Holdings Canada, Inc.	4.63%	(a)	15,833,265
638,505	Brookfield Infrastructure Finance ULC	5.00%	05/24/81	12,859,491
139,433	SCE Trust III, Series H (b)	5.75%	(a)	3,116,328
448,143	SCE Trust IV, Series J (b)	5.38%	(a)	9,007,674
985,614	SCE Trust V, Series K (b)	5.45%	(a)	21,910,199
556,905	Southern (The) Co., Series 2020	4.95%	01/30/80	12,563,777
				75,592,693
	Equity Real Estate Investment Trusts – 0.7%
333	Digital Realty Trust, Inc., Series L	5.20%	(a)	7,829
850,146	Global Net Lease, Inc., Series A	7.25%	(a)	20,318,489
1,080,167	Hudson Pacific Properties, Inc., Series C	4.75%	(a)	16,137,695
957	National Storage Affiliates Trust, Series A	6.00%	(a)	24,011
313,599	Vornado Realty Trust, Series N	5.25%	(a)	5,698,094
				42,186,118
	Food Products – 0.7%
405,675	CHS, Inc., Series 2 (b)	7.10%	(a)	10,369,053
1,381,337	CHS, Inc., Series 3 (b)	6.75%	(a)	34,975,453
				45,344,506
	Gas Utilities – 0.2%
803,453	South Jersey Industries, Inc.	5.63%	09/16/79	12,686,523
54,298	Spire, Inc., Series A	5.90%	(a)	1,343,875
				14,030,398
	Independent Power & Renewable Electricity Producers – 0.2%
668,928	Brookfield Renewable Partners L.P., Series 17	5.25%	(a)	14,040,799
	Insurance – 7.2%
2,131,709	Aegon Funding Co., LLC	5.10%	12/15/49	48,283,209
3,173	Allstate (The) Corp., 3 Mo. LIBOR + 3.17% (d)	7.99%	01/15/53	79,960
17,977	Allstate (The) Corp., Series H	5.10%	(a)	431,808
1,857,834	American Equity Investment Life Holding Co., Series A (b)	5.95%	(a)	44,625,173
927,002	American Equity Investment Life Holding Co., Series B (b)	6.63%	(a)	23,833,221
312,756	AmTrust Financial Services, Inc.	7.25%	06/15/55	5,613,970
363,925	AmTrust Financial Services, Inc.	7.50%	09/15/55	6,264,969
24,642	Arch Capital Group Ltd., Series F	5.45%	(a)	594,119
564,869	Arch Capital Group Ltd., Series G	4.55%	(a)	11,291,731
285,853	Aspen Insurance Holdings Ltd.	5.63%	(a)	6,323,068
1,711,649	Aspen Insurance Holdings Ltd.	5.63%	(a)	37,758,977
546,119	Aspen Insurance Holdings Ltd. (b)	5.95%	(a)	13,494,600
587,015	Assurant, Inc.	5.25%	01/15/61	13,454,384
909,644	Athene Holding Ltd., Series A (b)	6.35%	(a)	23,168,633

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Insurance (Continued)
68,006	Athene Holding Ltd., Series B	5.63%	(a)	$1,596,781
138,162	Athene Holding Ltd., Series D	4.88%	(a)	2,764,622
1,574,033	Athene Holding Ltd., Series E (b)	7.75%	(a)	41,538,731
431,817	Axis Capital Holdings Ltd., Series E	5.50%	(a)	10,013,836
754,186	CNO Financial Group, Inc. (e)	5.13%	11/25/60	13,711,101
1,244,856	Delphi Financial Group, Inc., 3 Mo. LIBOR + 3.19% (d)	7.80%	05/15/37	28,476,081
386,476	Enstar Group Ltd., Series D (b)	7.00%	(a)	9,287,018
418,217	Globe Life, Inc.	4.25%	06/15/61	8,343,429
1,353,586	Lincoln National Corp., Series D	9.00%	(a)	38,915,597
215,020	Phoenix Cos. (The), Inc.	7.45%	01/15/32	3,862,297
998,503	Prudential Financial, Inc.	5.95%	09/01/62	25,461,826
2	Reinsurance Group of America, Inc. (b)	7.13%	10/15/52	53
104,848	RenaissanceRe Holdings Ltd., Series F	5.75%	(a)	2,533,128
1,170,385	RenaissanceRe Holdings Ltd., Series G	4.20%	(a)	21,277,599
21,531	Selective Insurance Group, Inc., Series B	4.60%	(a)	401,123
294,621	W.R. Berkley Corp.	5.10%	12/30/59	6,732,090
				450,133,134
	Mortgage Real Estate Investment Trusts – 0.6%
321,850	AGNC Investment Corp., Series C, 3 Mo. LIBOR + 5.11% (d)	9.91%	(a)	8,123,494
300,285	AGNC Investment Corp., Series D (b)	6.88%	(a)	6,687,347
136,341	AGNC Investment Corp., Series E (b)	6.50%	(a)	3,054,038
660,685	AGNC Investment Corp., Series F (b)	6.13%	(a)	14,270,796
52,416	Annaly Capital Management, Inc., Series F, 3 Mo. LIBOR + 4.99% (d)	9.72%	(a)	1,302,538
275,479	Annaly Capital Management, Inc., Series I (b)	6.75%	(a)	6,404,887
				39,843,100
	Multi-Utilities – 1.9%
382,170	Algonquin Power & Utilities Corp. (b)	6.88%	10/17/78	9,535,141
684,445	Algonquin Power & Utilities Corp., Series 19-A (b)	6.20%	07/01/79	15,879,124
639,721	Brookfield Infrastructure Partners L.P., Series 13	5.13%	(a)	12,890,378
61,303	Brookfield Infrastructure Partners L.P., Series 14	5.00%	(a)	1,198,474
172,453	CMS Energy Corp.	5.88%	10/15/78	4,290,631
113,332	CMS Energy Corp.	5.88%	03/01/79	2,850,300
276,327	CMS Energy Corp., Series C	4.20%	(a)	5,490,617
93,242	DTE Energy Co.	4.38%	12/01/81	1,910,529
805,960	DTE Energy Co., Series E	5.25%	12/01/77	19,987,808
955,325	Integrys Holding, Inc. (b) (e)	6.00%	08/01/73	23,500,995
796,257	Sempra Energy	5.75%	07/01/79	19,651,623
				117,185,620
	Oil, Gas & Consumable Fuels – 1.3%
36,533	Enbridge, Inc., Series B (b)	6.38%	04/15/78	914,056
92,177	Energy Transfer L.P., Series C (b)	7.38%	(a)	2,198,421
2,111,571	Energy Transfer L.P., Series E (b)	7.60%	(a)	50,677,704
747,122	NuStar Energy L.P., Series A, 3 Mo. LIBOR + 6.77% (d)	11.50%	(a)	18,692,992
367,554	NuStar Logistics L.P., 3 Mo. LIBOR + 6.73% (d)	11.53%	01/15/43	9,214,579
				81,697,752
	Real Estate Management & Development – 1.6%
1,589,499	Brookfield Property Partners L.P., Series A	5.75%	(a)	28,992,462
164,609	Brookfield Property Partners L.P., Series A-1	6.50%	(a)	3,321,810
1,306,219	Brookfield Property Partners L.P., Series A2	6.38%	(a)	25,954,572
1,536,111	Brookfield Property Preferred L.P.	6.25%	07/26/81	29,232,192

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Real Estate Management & Development (Continued)
677	DigitalBridge Group, Inc., Class H	7.13%	(a)	$15,205
462,567	DigitalBridge Group, Inc., Series I	7.15%	(a)	10,412,383
41,158	DigitalBridge Group, Inc., Series J	7.13%	(a)	915,765
				98,844,389
	Thrifts & Mortgage Finance – 0.2%
551,770	New York Community Bancorp, Inc., Series A (b)	6.38%	(a)	13,623,201
11,833	Washington Federal, Inc., Series A	4.88%	(a)	240,092
				13,863,293
	Trading Companies & Distributors – 0.2%
369,508	Air Lease Corp., Series A (b)	6.15%	(a)	9,086,202
32,024	WESCO International, Inc., Series A (b)	10.63%	(a)	871,053
				9,957,255
	Wireless Telecommunication Services – 0.4%
259,030	United States Cellular Corp.	6.25%	09/01/69	5,123,613
267,143	United States Cellular Corp.	5.50%	03/01/70	4,955,503
940,754	United States Cellular Corp.	5.50%	06/01/70	17,601,507
				27,680,623
	Total $25 Par Preferred Securities			1,552,495,222
	(Cost $1,715,998,568)
$100 PAR PREFERRED SECURITIES – 0.2%
	Banks – 0.2%
49,330	CoBank ACB, Series H (b)	6.20%	(a)	4,896,003
90,015	Farm Credit Bank of Texas (b) (f)	6.75%	(a)	9,007,126
				13,903,129
	Food Products – 0.0%
700	Dairy Farmers of America, Inc. (f)	7.88%	(a)	67,550
	Total $100 Par Preferred Securities			13,970,679
	(Cost $14,603,514)
$1,000 PAR PREFERRED SECURITIES – 2.9%
	Banks – 2.7%
47,503	Bank of America Corp., Series L	7.25%	(a)	59,103,233
88,218	Wells Fargo & Co., Series L	7.50%	(a)	110,977,362
				170,080,595
	Diversified Financial Services – 0.2%
7,900	Compeer Financial ACA (b) (f)	6.75%	(a)	7,848,855
	Total $1,000 Par Preferred Securities			177,929,450
	(Cost $195,423,407)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES – 67.8%
	Banks – 28.8%
$32,549,000	Australia & New Zealand Banking Group Ltd. (b) (f) (g)	6.75%	(a)	32,852,845
30,500,000	Banco Bilbao Vizcaya Argentaria S.A., Series 9 (b) (g)	6.50%	(a)	29,928,430
11,250,000	Banco Mercantil del Norte S.A. (b) (f) (g)	7.50%	(a)	10,840,444
15,700,000	Banco Mercantil del Norte S.A. (b) (f) (g)	7.63%	(a)	15,549,123
21,630,000	Banco Mercantil del Norte S.A. (b) (f) (g)	8.38%	(a)	22,261,584

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Banks (Continued)
$35,600,000	Banco Santander S.A. (b) (g)	4.75%	(a)	$30,977,991
43,200,000	Banco Santander S.A. (b) (g) (h)	7.50%	(a)	43,024,608
14,075,000	Bank of America Corp., Series RR (b)	4.38%	(a)	12,809,658
40,283,000	Bank of America Corp., Series TT (b)	6.13%	(a)	40,423,991
11,594,000	Bank of America Corp., Series X (b)	6.25%	(a)	11,615,797
13,800,000	Bank of Nova Scotia (The) (b)	4.90%	(a)	13,436,508
19,070,000	Bank of Nova Scotia (The) (b)	8.63%	10/27/82	20,318,517
3,000,000	Bank of Nova Scotia (The), Series 2 (b)	3.63%	10/27/81	2,372,894
10,575,000	Barclays PLC (b) (g)	4.38%	(a)	8,622,098
42,409,000	Barclays PLC (b) (g)	6.13%	(a)	40,553,182
5,760,000	Barclays PLC (b) (g)	7.75%	(a)	5,731,027
135,865,000	Barclays PLC (b) (g)	8.00%	(a)	135,695,169
64,400,000	Barclays PLC (b) (g)	8.00%	(a)	64,828,260
11,600,000	BBVA Bancomer S.A. (b) (f) (g)	5.88%	09/13/34	11,189,244
11,850,000	BNP Paribas S.A. (b) (f) (g)	4.63%	(a)	10,398,375
44,450,000	BNP Paribas S.A. (b) (f) (g)	4.63%	(a)	36,471,610
29,498,000	BNP Paribas S.A. (b) (f) (g)	6.63%	(a)	29,203,020
8,315,000	BNP Paribas S.A. (b) (f) (g)	7.38%	(a)	8,371,168
19,580,000	BNP Paribas S.A. (b) (f) (g)	7.75%	(a)	20,314,250
8,300,000	BNP Paribas S.A. (b) (f) (g)	9.25%	(a)	9,034,550
37,946,000	Citigroup, Inc. (b)	3.88%	(a)	34,735,768
16,365,000	Citigroup, Inc., Series M (b)	6.30%	(a)	16,160,438
16,200,000	Citigroup, Inc., Series P (b)	5.95%	(a)	15,807,544
17,355,000	Citigroup, Inc., Series T (b)	6.25%	(a)	17,511,889
19,803,000	Citigroup, Inc., Series W (b)	4.00%	(a)	18,370,081
7,860,000	Citigroup, Inc., Series Y (b)	4.15%	(a)	7,015,050
1,551,000	Citizens Financial Group, Inc., Series F (b)	5.65%	(a)	1,535,459
3,572,000	Citizens Financial Group, Inc., Series G (b)	4.00%	(a)	3,103,795
18,474,000	CoBank ACB, Series I (b)	6.25%	(a)	18,354,449
35,655,000	CoBank ACB, Series K (b)	6.45%	(a)	36,088,054
11,200,000	Commerzbank AG (b) (g) (h)	7.00%	(a)	11,056,763
11,810,000	Credit Agricole S.A. (b) (f) (g)	6.88%	(a)	11,695,673
43,500,000	Credit Agricole S.A. (b) (f) (g)	8.13%	(a)	44,985,307
26,200,000	Danske Bank A.S. (b) (g) (h)	4.38%	(a)	23,110,103
13,613,000	Danske Bank A.S. (b) (g) (h)	6.13%	(a)	13,298,199
15,960,000	Danske Bank A.S. (b) (g) (h)	7.00%	(a)	15,541,529
7,650,000	Farm Credit Bank of Texas, Series 3 (b) (f)	6.20%	(a)	6,923,250
20,300,000	Farm Credit Bank of Texas, Series 4 (b) (f)	5.70%	(a)	19,082,000
8,527,000	Fifth Third Bancorp, Series H (b)	5.10%	(a)	8,353,458
12,800,000	HSBC Holdings PLC (b) (g)	4.60%	(a)	10,883,200
20,836,000	ING Groep N.V. (b) (g)	5.75%	(a)	19,733,046
4,579,000	ING Groep N.V. (b) (g)	6.50%	(a)	4,481,857
44,745,000	Intesa Sanpaolo S.p.A. (b) (f) (g)	7.70%	(a)	42,351,012
32,100,000	Lloyds Banking Group PLC (b) (g)	6.75%	(a)	31,368,039
44,931,668	Lloyds Banking Group PLC (b) (g)	7.50%	(a)	44,658,483
42,017,000	Lloyds Banking Group PLC (b) (g)	7.50%	(a)	41,712,377
5,278,602	M&T Bank Corp. (b)	3.50%	(a)	4,447,222
7,932,000	M&T Bank Corp., Series G (b)	5.00%	(a)	7,608,274
18,900,000	NatWest Group PLC (b) (g)	6.00%	(a)	18,096,750
24,825,000	NatWest Group PLC (b) (g)	8.00%	(a)	25,134,195
8,975,000	PNC Financial Services Group (The), Inc., Series U (b)	6.00%	(a)	8,951,665
40,615,000	PNC Financial Services Group (The), Inc., Series V (b)	6.20%	(a)	40,728,722
85,600,000	Societe Generale S.A. (b) (f) (g)	5.38%	(a)	73,823,964
8,589,000	Societe Generale S.A. (b) (f) (g)	7.88%	(a)	8,567,528
33,820,000	Societe Generale S.A. (b) (f) (g)	9.38%	(a)	36,398,775

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Banks (Continued)
$63,460,000	Standard Chartered PLC (b) (f) (g)	4.30%	(a)	$54,505,794
12,700,000	Standard Chartered PLC (b) (f) (g)	6.00%	(a)	12,509,500
52,790,000	Standard Chartered PLC (b) (f) (g)	7.75%	(a)	54,241,725
48,046,398	SVB Financial Group, Series C (b) (i)	4.00%	(a)	38,526,895
50,341,000	SVB Financial Group, Series D (b) (i)	4.25%	(a)	40,318,107
13,000,000	Swedbank AB, Series NC5 (b) (g) (h)	5.63%	(a)	12,650,625
5,695,000	Texas Capital Bancshares, Inc. (b)	4.00%	05/06/31	5,187,613
39,450,000	Toronto-Dominion Bank (The) (b)	8.13%	10/31/82	41,964,938
5,000,000	Truist Financial Corp., Series N (b)	4.80%	(a)	4,803,575
59,930,000	UniCredit S.p.A. (b) (g) (h)	8.00%	(a)	59,368,156
4,400,000	UniCredit S.p.A. (b) (f)	7.30%	04/02/34	4,282,573
13,500,000	UniCredit S.p.A. (b) (f)	5.46%	06/30/35	11,823,898
55,880,000	Wells Fargo & Co., Series BB (b)	3.90%	(a)	51,549,300
				1,800,230,960
	Capital Markets – 8.1%
40,096,000	Apollo Management Holdings L.P. (b) (f)	4.95%	01/14/50	34,499,101
3,050,000	Charles Schwab (The) Corp., Series H (b)	4.00%	(a)	2,627,575
63,997,000	Charles Schwab (The) Corp., Series I (b)	4.00%	(a)	59,046,832
15,800,000	Charles Schwab (The) Corp., Series K (b)	5.00%	(a)	15,286,500
81,425,000	Credit Suisse Group AG (b) (f) (g) (j)	5.25%	(a)	61,272,312
1,200,000	Credit Suisse Group AG (b) (f) (g) (j)	6.25%	(a)	1,060,044
51,775,000	Credit Suisse Group AG (b) (f) (g) (j)	6.38%	(a)	42,067,188
76,900,000	Credit Suisse Group AG (b) (f) (g) (j)	7.50%	(a)	71,382,969
27,200,000	Credit Suisse Group AG (b) (f) (g) (j)	9.75%	(a)	26,452,000
63,400,000	Deutsche Bank AG, Series 2020 (b) (g)	6.00%	(a)	57,862,257
28,725,000	EFG International AG (b) (g) (h)	5.50%	(a)	26,143,628
24,875,000	Goldman Sachs Group (The), Inc., Series R (b)	4.95%	(a)	23,931,156
38,000,000	UBS Group AG (b) (f) (g)	4.88%	(a)	34,253,200
2,400,000	UBS Group AG (b) (g) (h)	5.13%	(a)	2,283,132
26,389,000	UBS Group AG (b) (g) (h)	6.88%	(a)	26,265,631
22,400,000	UBS Group AG (b) (f) (g)	7.00%	(a)	22,315,328
				506,748,853
	Consumer Finance – 1.4%
37,292,000	Ally Financial, Inc., Series B (b)	4.70%	(a)	30,789,207
9,830,000	Ally Financial, Inc., Series C (b)	4.70%	(a)	7,569,100
35,379,000	American Express Co. (b)	3.55%	(a)	31,391,779
20,077,000	Capital One Financial Corp., Series M (b)	3.95%	(a)	17,475,797
				87,225,883
	Diversified Financial Services – 3.0%
64,250,000	American AgCredit Corp. (b) (f)	5.25%	(a)	56,620,314
40,400,000	Ares Finance Co. III LLC (b) (f)	4.13%	06/30/51	31,327,192
28,250,000	Capital Farm Credit ACA, Series 1 (b) (f)	5.00%	(a)	25,778,125
13,950,000	Compeer Financial ACA (b) (f)	4.88%	(a)	12,363,201
53,110,000	Corebridge Financial, Inc. (b) (f)	6.88%	12/15/52	52,907,130
10,548,000	Voya Financial, Inc., Series A (b)	6.13%	(a)	10,541,671
				189,537,633
	Electric Utilities – 1.9%
3,000,000	American Electric Power Co., Inc. (b)	3.88%	02/15/62	2,574,575
21,918,000	Duke Energy Corp. (b)	4.88%	(a)	21,172,446
17,965,000	Edison International, Series B (b)	5.00%	(a)	16,017,414
32,500,000	Emera, Inc., Series 16-A (b)	6.75%	06/15/76	32,041,203

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Electric Utilities (Continued)
$5,000,000	NextEra Energy Capital Holdings, Inc. (b)	5.65%	05/01/79	$4,777,163
16,409,000	Southern (The) Co., Series 21-A (b)	3.75%	09/15/51	14,322,533
30,516,000	Southern California Edison Co., Series E, 3 Mo. LIBOR + 4.20% (d)	8.64%	(a)	30,287,130
				121,192,464
	Energy Equipment & Services – 1.0%
3,524,000	Transcanada Trust (b)	5.63%	05/20/75	3,400,506
27,600,000	Transcanada Trust (b)	5.50%	09/15/79	25,011,023
34,700,000	Transcanada Trust (b)	5.60%	03/07/82	31,099,875
				59,511,404
	Food Products – 1.9%
10,700,000	Dairy Farmers of America, Inc. (k)	7.13%	(a)	9,228,750
25,362,000	Land O’Lakes Capital Trust I (k)	7.45%	03/15/28	25,044,975
44,888,000	Land O’Lakes, Inc. (f)	7.00%	(a)	39,771,890
14,010,000	Land O’Lakes, Inc. (f)	7.25%	(a)	12,468,900
31,520,000	Land O’Lakes, Inc. (f)	8.00%	(a)	29,822,963
				116,337,478
	Insurance – 8.8%
5,000,000	Aegon N.V. (b)	5.50%	04/11/48	4,775,895
6,700,000	Allianz SE (b) (f)	3.50%	(a)	5,859,820
7,502,000	Asahi Mutual Life Insurance Co. (b) (h)	6.50%	(a)	7,521,880
32,200,000	Assurant, Inc. (b)	7.00%	03/27/48	32,015,659
12,999,000	Assured Guaranty Municipal Holdings, Inc. (b) (f)	6.40%	12/15/66	12,401,176
38,875,000	AXIS Specialty Finance LLC (b)	4.90%	01/15/40	33,099,774
11,400,000	CNP Assurances (b) (h)	4.88%	(a)	9,434,423
23,688,000	Enstar Finance LLC (b)	5.75%	09/01/40	21,256,664
55,217,000	Enstar Finance LLC (b)	5.50%	01/15/42	45,615,026
13,700,000	Fortegra Financial Corp. (b) (k)	8.50%	10/15/57	13,939,754
87,495,000	Global Atlantic Fin Co. (b) (f)	4.70%	10/15/51	75,444,823
18,871,000	Hartford Financial Services Group (The), Inc., 3 Mo. LIBOR + 2.13% (d) (f)	6.73%	02/12/47	16,186,600
26,429,000	Kuvare US Holdings, Inc. (b) (f)	7.00%	02/17/51	26,825,435
9,310,000	La Mondiale SAM (b) (h)	5.88%	01/26/47	8,934,304
40,630,000	Lancashire Holdings Ltd. (b) (h)	5.63%	09/18/41	33,859,864
35,910,000	Liberty Mutual Group, Inc. (b) (f)	4.13%	12/15/51	30,783,488
15,500,000	Lincoln National Corp., Series C	9.25%	(a)	17,166,250
16,649,000	Principal Financial Group, Inc., 3 Mo. LIBOR + 3.04% (d)	7.65%	05/15/55	16,399,265
50,448,000	Prudential Financial, Inc. (b)	6.00%	09/01/52	50,390,788
47,900,000	QBE Insurance Group Ltd. (b) (f)	5.88%	(a)	47,301,250
24,999,000	QBE Insurance Group Ltd. (b) (h)	6.75%	12/02/44	24,972,821
16,000,000	QBE Insurance Group Ltd. (b) (h)	5.88%	06/17/46	15,613,840
				549,798,799
	Mortgage Real Estate Investment Trusts – 0.4%
1,800,000	Scentre Group Trust 2 (b) (f)	4.75%	09/24/80	1,681,872
26,435,000	Scentre Group Trust 2 (b) (f)	5.13%	09/24/80	23,291,419
				24,973,291
	Multi-Utilities – 3.2%
67,818,000	Algonquin Power & Utilities Corp. (b)	4.75%	01/18/82	57,389,626
42,658,000	CenterPoint Energy, Inc., Series A (b)	6.13%	(a)	41,991,469
17,052,000	CMS Energy Corp. (b)	3.75%	12/01/50	13,959,279

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Multi-Utilities (Continued)
$5,730,000	Dominion Energy, Inc., Series B (b)	4.65%	(a)	$5,374,167
28,520,000	NiSource, Inc. (b)	5.65%	(a)	27,808,635
59,610,000	Sempra Energy (b)	4.13%	04/01/52	52,268,810
				198,791,986
	Oil, Gas & Consumable Fuels – 6.2%
27,792,000	Buckeye Partners L.P., 3 Mo. LIBOR + 4.02% (b)	8.84%	01/22/78	23,413,430
21,237,000	DCP Midstream Operating L.P. (b) (f)	5.85%	05/21/43	20,995,111
57,082,000	Enbridge, Inc. (b)	6.25%	03/01/78	54,373,446
47,400,000	Enbridge, Inc. (b)	7.63%	01/15/83	48,930,698
65,166,000	Enbridge, Inc., Series 16-A (b)	6.00%	01/15/77	61,981,562
40,850,000	Enbridge, Inc., Series 20-A (b)	5.75%	07/15/80	38,758,071
15,122,000	Energy Transfer L.P., 3 Mo. LIBOR + 3.02% (d)	7.46%	11/01/66	12,199,109
9,660,000	Energy Transfer L.P., Series A (b)	6.25%	(a)	9,116,625
24,986,000	Energy Transfer L.P., Series F (b)	6.75%	(a)	23,705,467
24,500,000	Energy Transfer L.P., Series G (b)	7.13%	(a)	22,442,000
9,000,000	Energy Transfer L.P., Series H (b)	6.50%	(a)	8,463,420
55,280,000	Enterprise Products Operating LLC, 3 Mo. LIBOR + 2.78% (d)	7.54%	06/01/67	49,203,346
14,318,000	Enterprise Products Operating LLC, Series D, 3 Mo. LIBOR + 2.99% (d)	7.63%	08/16/77	13,725,808
3,330,000	Enterprise Products Operating LLC, Series E	5.25%	08/16/77	2,909,213
				390,217,306
	Trading Companies & Distributors – 3.0%
142,083,000	AerCap Holdings N.V. (b)	5.88%	10/10/79	136,291,697
15,700,000	Air Lease Corp., Series B (b)	4.65%	(a)	13,973,000
46,300,000	Aircastle Ltd. (b) (f)	5.25%	(a)	38,197,500
				188,462,197
	Transportation Infrastructure – 0.1%
9,666,000	AerCap Global Aviation Trust (b) (f)	6.50%	06/15/45	9,461,516
	Total Capital Preferred Securities			4,242,489,770
	(Cost $4,513,142,176)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES – 1.4%
	Insurance – 1.4%
94,408,028	Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer, Inc. (f) (l)	7.63%	10/15/25	87,704,586
	(Cost $98,555,870)
CORPORATE BONDS AND NOTES – 0.2%
	Insurance – 0.2%
12,296,000	AmTrust Financial Services, Inc.	6.13%	08/15/23	12,047,679
	(Cost $12,297,315)

Total Investments – 97.3%	6,086,637,386
(Cost $6,550,020,850)
Net Other Assets and Liabilities – 2.7%	167,294,088
Net Assets – 100.0%	$6,253,931,474

(a)	Perpetual maturity.

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
(b)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at January 31, 2023. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(c)	On March 12, 2023, Signature Bank was placed in receivership under the Federal Deposit Insurance Corporation. Since that event, the Fund is valuing this security significantly lower than the price determined on January 31, 2023.
(d)	Floating or variable rate security.
(e)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P. (the “Advisor”).
(f)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by the Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2023, securities noted as such amounted to $1,555,097,196 or 24.9% of net assets.
(g)	This security is a contingent convertible capital security which may be subject to conversion into common stock of the issuer under certain circumstances. At January 31, 2023, securities noted as such amounted to $1,607,377,267 or 25.7% of net assets. Of these securities, 3.7% originated in emerging markets, and 96.3% originated in foreign markets.
(h)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(i)	On March 10, 2023, Silicon Valley Bank was placed in receivership under the Federal Deposit Insurance Corporation. Prior to that event, the Fund liquidated its position at a price significantly below where it was priced on January 31, 2023.
(j)	As of March 20, 2023, due to market events, the Fund is valuing these securities significantly lower than the price determined on January 31, 2023.
(k)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. See Restricted Securities table.
(l)	These notes are Senior Payment-in-kind (“PIK”) Toggle Notes whereby the issuer may, at its option, elect to pay interest on the notes (1) entirely in cash or (2) entirely in PIK interest. Interest paid in cash will accrue on the notes at a rate of 7.63% per annum (“Cash Interest Rate”) and PIK interest will accrue on the notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points. There were no interest distributions received during the fiscal year-to-date period (November 1, 2022 to January 31, 2023).

LIBOR	London Interbank Offered Rate

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 1/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
$25 Par Preferred Securities:
Gas Utilities	$ 14,030,398	$ 1,343,875	$ 12,686,523	$ —
Insurance	450,133,134	405,915,817	44,217,317	—
Multi-Utilities	117,185,620	93,684,625	23,500,995	—
Other Industry Categories*	971,146,070	971,146,070	—	—
$100 Par Preferred Securities:
Banks	13,903,129	4,896,003	9,007,126	—
Food Products	67,550	—	67,550	—
$1,000 Par Preferred Securities:
Banks	170,080,595	170,080,595	—	—
Diversified Financial Services	7,848,855	—	7,848,855	—
Capital Preferred Securities*	4,242,489,770	—	4,242,489,770	—
Foreign Corporate Bonds and Notes*	87,704,586	—	87,704,586	—
Corporate Bonds and Notes*	12,047,679	—	12,047,679	—
Total Investments	$ 6,086,637,386	$ 1,647,066,985	$ 4,439,570,401	$—

*	See Portfolio of Investments for industry breakout.

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)

Restricted Securities
As of January 31, 2023, the Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid.
Security	Acquisition Date	Par Amount	Current Price	Carrying Cost	Value	% of Net Assets
FPE
Dairy Farmers of America, Inc., 7.13%	09/15/16-12/10/21	$10,700,000	$86.25	$10,903,500	$9,228,750	0.15%
Fortegra Financial Corp., 8.50%, 10/15/57	10/12/17-03/12/18	13,700,000	101.75	13,718,748	13,939,754	0.22
Land O’Lakes Capital Trust I, 7.45%, 03/15/28	03/20/15-07/23/21	25,362,000	98.75	27,201,120	25,044,975	0.40
				$51,823,368	$48,213,479	0.77%

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments
January 31, 2023 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$1,000 PAR PREFERRED SECURITIES – 1.4%
	Banks – 1.4%
5,014	Bank of America Corp., Series L	7.25%	(a)	$6,238,419
6,658	Wells Fargo & Co., Series L	7.50%	(a)	8,375,697
	Total $1,000 Par Preferred Securities			14,614,116
	(Cost $16,550,864)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES – 94.9%
	Banks – 41.0%
$4,950,000	Australia & New Zealand Banking Group Ltd. (b) (c) (d)	6.75%	(a)	4,996,208
1,145,000	Australia & New Zealand Banking Group Ltd. (c) (d) (e)	6.75%	(a)	1,155,689
5,400,000	Banco Bilbao Vizcaya Argentaria S.A., Series 9 (c) (d)	6.50%	(a)	5,298,804
2,000,000	Banco Mercantil del Norte S.A. (b) (c) (d)	6.63%	(a)	1,768,614
3,501,000	Banco Mercantil del Norte S.A. (b) (c) (d)	7.50%	(a)	3,373,546
842,000	Banco Mercantil del Norte S.A. (b) (c) (d)	7.63%	(a)	833,908
1,400,000	Banco Mercantil del Norte S.A. (b) (c) (d)	8.38%	(a)	1,440,879
2,000,000	Banco Santander S.A. (c) (d)	4.75%	(a)	1,740,337
4,400,000	Banco Santander S.A. (c) (d) (e)	7.50%	(a)	4,382,136
3,656,000	Bank of America Corp., Series RR (d)	4.38%	(a)	3,327,326
22,796,000	Bank of America Corp., Series TT (d)	6.13%	(a)	22,875,786
5,400,000	Bank of America Corp., Series X (d)	6.25%	(a)	5,410,152
3,200,000	Bank of Nova Scotia (The) (d)	4.90%	(a)	3,115,712
19,400,000	Bank of Nova Scotia (The) (d)	8.63%	10/27/82	20,670,123
1,000,000	Bank of Nova Scotia (The), Series 2 (d)	3.63%	10/27/81	790,965
2,300,000	Barclays PLC (c) (d)	4.38%	(a)	1,875,255
9,350,000	Barclays PLC (c) (d)	6.13%	(a)	8,940,844
2,000,000	Barclays PLC (c) (d)	7.75%	(a)	1,989,940
17,329,000	Barclays PLC (c) (d)	8.00%	(a)	17,307,339
7,500,000	Barclays PLC (c) (d)	8.00%	(a)	7,549,875
700,000	BBVA Bancomer S.A. (b) (c) (d)	5.88%	09/13/34	675,213
3,200,000	BNP Paribas S.A. (b) (c) (d)	4.63%	(a)	2,808,000
6,800,000	BNP Paribas S.A. (b) (c) (d)	4.63%	(a)	5,579,459
2,010,000	BNP Paribas S.A. (b) (c) (d)	6.63%	(a)	1,989,900
400,000	BNP Paribas S.A. (b) (c) (d)	7.38%	(a)	402,702
6,740,000	BNP Paribas S.A. (b) (c) (d)	7.75%	(a)	6,992,750
1,000,000	BNP Paribas S.A. (b) (c) (d)	9.25%	(a)	1,088,500
8,195,000	Citigroup, Inc. (d)	3.88%	(a)	7,501,703
1,281,000	Citigroup, Inc., 3 Mo. LIBOR + 4.07% (f)	8.87%	(a)	1,294,451
3,467,000	Citigroup, Inc., Series M (d)	6.30%	(a)	3,423,662
11,414,000	Citigroup, Inc., Series P (d)	5.95%	(a)	11,137,488
4,149,000	Citigroup, Inc., Series W (d)	4.00%	(a)	3,848,784
2,979,000	Citigroup, Inc., Series Y (d)	4.15%	(a)	2,658,758
6,363,000	Citizens Financial Group, Inc., Series F (d)	5.65%	(a)	6,299,243
6,170,000	Citizens Financial Group, Inc., Series G (d)	4.00%	(a)	5,361,258
1,358,000	CoBank ACB, Series I (d)	6.25%	(a)	1,349,212
3,185,000	CoBank ACB, Series K (d)	6.45%	(a)	3,223,684
400,000	Commerzbank AG (c) (d) (e)	7.00%	(a)	394,884
2,306,000	Credit Agricole S.A. (b) (c) (d)	6.88%	(a)	2,283,677
3,000,000	Credit Agricole S.A. (c) (d) (e)	7.88%	(a)	3,006,000
2,200,000	Credit Agricole S.A. (b) (c) (d)	8.13%	(a)	2,275,119
4,800,000	Danske Bank A.S. (c) (d) (e)	4.38%	(a)	4,233,912
550,000	Danske Bank A.S. (c) (d) (e)	6.13%	(a)	537,281
850,000	Danske Bank A.S. (c) (d) (e)	7.00%	(a)	827,713
800,000	Farm Credit Bank of Texas, Series 3 (b) (d)	6.20%	(a)	724,000
1,100,000	Farm Credit Bank of Texas, Series 4 (b) (d)	5.70%	(a)	1,034,000
5,264,000	Fifth Third Bancorp, Series H (d)	5.10%	(a)	5,156,867

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Banks (Continued)
$400,000	HSBC Holdings PLC (c) (d)	4.60%	(a)	$340,100
1,700,000	Huntington Bancshares, Inc., Series G (d)	4.45%	(a)	1,597,438
3,750,000	ING Groep N.V. (c) (d)	5.75%	(a)	3,551,494
400,000	ING Groep N.V. (c) (d)	6.50%	(a)	391,514
21,570,000	Intesa Sanpaolo S.p.A. (b) (c) (d)	7.70%	(a)	20,415,942
8,295,000	JPMorgan Chase & Co., Series KK (d)	3.65%	(a)	7,579,556
7,241,000	JPMorgan Chase & Co., Series Q (d)	5.15%	(a)	7,186,179
2,533,000	JPMorgan Chase & Co., Series S (d)	6.75%	(a)	2,560,116
1,550,000	Lloyds Banking Group PLC (c) (d)	6.75%	(a)	1,514,656
7,148,424	Lloyds Banking Group PLC (c) (d)	7.50%	(a)	7,104,962
4,340,000	Lloyds Banking Group PLC (c) (d)	7.50%	(a)	4,308,535
762,742	M&T Bank Corp. (d)	3.50%	(a)	642,610
2,341,000	M&T Bank Corp., Series G (d)	5.00%	(a)	2,245,458
693,000	Macquarie Bank Ltd. (b) (c) (d)	6.13%	(a)	638,504
20,781,000	NatWest Group PLC (c) (d)	6.00%	(a)	19,897,807
1,550,000	NatWest Group PLC (c) (d)	8.00%	(a)	1,569,305
2,425,000	Nordea Bank Abp (b) (c) (d)	6.63%	(a)	2,403,781
6,540,000	PNC Financial Services Group (The), Inc., Series U (d)	6.00%	(a)	6,522,996
18,415,000	PNC Financial Services Group (The), Inc., Series V (d)	6.20%	(a)	18,466,562
5,000,000	Regions Financial Corp., Series D (d)	5.75%	(a)	4,978,935
6,800,000	Societe Generale S.A. (b) (c) (d)	5.38%	(a)	5,864,521
2,711,000	Societe Generale S.A. (b) (c) (d)	7.88%	(a)	2,704,222
400,000	Societe Generale S.A. (c) (d) (e)	7.88%	(a)	399,000
2,639,000	Societe Generale S.A. (b) (c) (d)	8.00%	(a)	2,673,637
7,200,000	Societe Generale S.A. (b) (c) (d)	9.38%	(a)	7,749,000
3,800,000	Standard Chartered PLC (b) (c) (d)	4.30%	(a)	3,263,820
400,000	Standard Chartered PLC (b) (c) (d)	6.00%	(a)	394,000
10,170,000	Standard Chartered PLC (b) (c) (d)	7.75%	(a)	10,449,675
7,836,258	SVB Financial Group, Series C (d) (g)	4.00%	(a)	6,283,649
10,584,000	SVB Financial Group, Series D (d) (g)	4.25%	(a)	8,476,726
1,200,000	Swedbank AB, Series NC5 (c) (d) (e)	5.63%	(a)	1,167,750
463,000	Texas Capital Bancshares, Inc. (d)	4.00%	05/06/31	421,750
20,550,000	Toronto-Dominion Bank (The) (d)	8.13%	10/31/82	21,860,062
7,800,000	Truist Financial Corp., Series N (d)	4.80%	(a)	7,493,577
6,850,000	UniCredit S.p.A. (c) (d) (e)	8.00%	(a)	6,785,781
600,000	UniCredit S.p.A. (b) (d)	7.30%	04/02/34	583,987
750,000	UniCredit S.p.A. (b) (d)	5.46%	06/30/35	656,883
13,695,000	Wells Fargo & Co., Series BB (d)	3.90%	(a)	12,633,637
1,176,000	Wells Fargo & Co., Series U (d)	5.88%	(a)	1,173,295
				419,903,080
	Capital Markets – 11.5%
5,371,000	Apollo Management Holdings L.P. (b) (d)	4.95%	01/14/50	4,621,276
1,370,000	Bank of New York Mellon (The) Corp., Series I (d)	3.75%	(a)	1,193,681
13,000,000	Charles Schwab (The) Corp., Series G (d)	5.38%	(a)	12,963,600
10,677,000	Charles Schwab (The) Corp., Series H (d)	4.00%	(a)	9,198,235
23,809,000	Charles Schwab (The) Corp., Series I (d)	4.00%	(a)	21,967,374
250,000	Charles Schwab (The) Corp., Series K (d)	5.00%	(a)	241,875
6,243,000	Credit Suisse Group AG (b) (c) (d) (h)	5.25%	(a)	4,697,857
2,057,000	Credit Suisse Group AG (b) (c) (d) (h)	6.25%	(a)	1,817,092
7,770,000	Credit Suisse Group AG (b) (c) (d) (h)	6.38%	(a)	6,313,125
4,150,000	Credit Suisse Group AG (b) (c) (d) (h)	7.50%	(a)	3,852,267
18,000,000	Credit Suisse Group AG (b) (c) (d) (h)	9.75%	(a)	17,505,000
9,950,000	Deutsche Bank AG, Series 2020 (c) (d)	6.00%	(a)	9,080,906
4,730,000	EFG International AG (c) (d) (e)	5.50%	(a)	4,304,939
1,200,000	Goldman Sachs Group (The), Inc., Series R (d)	4.95%	(a)	1,154,468
2,899,000	Goldman Sachs Group (The), Inc., Series T (d)	3.80%	(a)	2,541,626

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Capital Markets (Continued)
$3,185,000	Goldman Sachs Group (The), Inc., Series U (d)	3.65%	(a)	$2,777,638
811,000	Morgan Stanley, Series M (d)	5.88%	(a)	813,028
2,700,000	UBS Group AG (c) (d) (e)	4.38%	(a)	2,220,480
5,500,000	UBS Group AG (b) (c) (d)	4.88%	(a)	4,957,700
200,000	UBS Group AG (c) (d) (e)	5.13%	(a)	190,261
2,500,000	UBS Group AG (c) (d) (e)	6.88%	(a)	2,488,312
1,425,000	UBS Group AG (b) (c) (d)	7.00%	(a)	1,419,614
1,500,000	UBS Group AG (c) (d) (e)	7.00%	(a)	1,494,330
				117,814,684
	Consumer Finance – 1.8%
9,905,000	Ally Financial, Inc., Series B (d)	4.70%	(a)	8,177,816
7,846,000	Ally Financial, Inc., Series C (d)	4.70%	(a)	6,041,420
2,497,000	American Express Co. (d)	3.55%	(a)	2,215,588
1,932,000	Capital One Financial Corp., Series M (d)	3.95%	(a)	1,681,687
				18,116,511
	Diversified Financial Services – 3.4%
3,000,000	American AgCredit Corp. (b) (d)	5.25%	(a)	2,643,750
7,435,000	Ares Finance Co. III LLC (b) (d)	4.13%	06/30/51	5,765,289
4,200,000	Capital Farm Credit ACA, Series 1 (b) (d)	5.00%	(a)	3,832,500
650,000	Compeer Financial ACA (b) (d)	4.88%	(a)	576,063
21,096,000	Corebridge Financial, Inc. (b) (d)	6.88%	12/15/52	21,015,418
500,000	Voya Financial, Inc. (d)	5.65%	05/15/53	498,195
755,000	Voya Financial, Inc., Series A (d)	6.13%	(a)	754,547
				35,085,762
	Electric Utilities – 4.0%
1,349,000	American Electric Power Co., Inc. (d)	3.88%	02/15/62	1,157,701
13,830,000	Duke Energy Corp. (d)	4.88%	(a)	13,359,564
6,158,000	Edison International, Series B (d)	5.00%	(a)	5,490,411
5,462,000	Emera, Inc., Series 16-A (d)	6.75%	06/15/76	5,384,894
5,711,000	NextEra Energy Capital Holdings, Inc. (d)	5.65%	05/01/79	5,456,475
1,428,000	Southern (The) Co., Series 21-A (d)	3.75%	09/15/51	1,246,424
1,372,000	Southern (The) Co., Series B (d)	4.00%	01/15/51	1,308,655
7,500,000	Southern California Edison Co., Series E, 3 Mo. LIBOR + 4.20% (f)	8.64%	(a)	7,443,750
				40,847,874
	Energy Equipment & Services – 1.0%
276,000	Transcanada Trust (d)	5.63%	05/20/75	266,328
8,285,000	Transcanada Trust (d)	5.50%	09/15/79	7,507,838
2,650,000	Transcanada Trust (d)	5.60%	03/07/82	2,375,062
				10,149,228
	Food Products – 1.1%
1,200,000	Dairy Farmers of America, Inc. (i)	7.13%	(a)	1,035,000
1,400,000	Land O’Lakes Capital Trust I (i)	7.45%	03/15/28	1,382,500
6,146,000	Land O’Lakes, Inc. (b)	7.00%	(a)	5,445,510
2,220,000	Land O’Lakes, Inc. (b)	7.25%	(a)	1,975,800
400,000	Land O’Lakes, Inc. (e)	7.25%	(a)	356,000
535,000	Land O’Lakes, Inc. (b)	8.00%	(a)	506,195
				10,701,005
	Insurance – 14.2%
8,000,000	Aegon N.V. (d)	5.50%	04/11/48	7,641,432
3,500,000	Allianz SE (b) (d)	3.50%	(a)	3,061,100

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Insurance (Continued)
$2,000,000	Asahi Mutual Life Insurance Co. (d) (e)	6.50%	(a)	$2,005,300
3,858,000	Assurant, Inc. (d)	7.00%	03/27/48	3,835,913
2,300,000	Assured Guaranty Municipal Holdings, Inc. (b) (d)	6.40%	12/15/66	2,194,223
1,700,000	Assured Guaranty Municipal Holdings, Inc. (d) (e)	6.40%	12/15/66	1,621,817
5,170,000	AXIS Specialty Finance LLC (d)	4.90%	01/15/40	4,401,951
10,200,000	CNP Assurances (d) (e)	4.88%	(a)	8,441,326
1,332,000	Enstar Finance LLC (d)	5.75%	09/01/40	1,195,284
12,538,000	Enstar Finance LLC (d)	5.50%	01/15/42	10,357,701
10,245,000	Global Atlantic Fin Co. (b) (d)	4.70%	10/15/51	8,834,016
11,970,000	Hartford Financial Services Group (The), Inc., 3 Mo. LIBOR + 2.13% (b) (f)	6.73%	02/12/47	10,267,267
2,464,000	Kuvare US Holdings, Inc. (b) (d)	7.00%	02/17/51	2,500,960
3,631,000	La Mondiale SAM (d) (e)	5.88%	01/26/47	3,484,475
6,850,000	Lancashire Holdings Ltd. (d) (e)	5.63%	09/18/41	5,708,591
7,300,000	Liberty Mutual Group, Inc. (b) (d)	4.13%	12/15/51	6,257,852
6,585,000	Liberty Mutual Group, Inc. (b)	4.30%	02/01/61	4,300,489
19,361,000	Lincoln National Corp., Series C (d)	9.25%	(a)	21,442,307
2,501,000	Markel Corp. (d)	6.00%	(a)	2,497,874
6,514,000	MetLife, Inc.	6.40%	12/15/36	6,643,500
2,900,000	MetLife, Inc. (b)	9.25%	04/08/38	3,505,709
3,500,000	Principal Financial Group, Inc., 3 Mo. LIBOR + 3.04% (f)	7.65%	05/15/55	3,447,500
10,415,000	Prudential Financial, Inc. (d)	6.00%	09/01/52	10,403,189
8,200,000	QBE Insurance Group Ltd. (b) (d)	5.88%	(a)	8,097,500
2,850,000	QBE Insurance Group Ltd. (d) (e)	6.75%	12/02/44	2,847,015
300,000	QBE Insurance Group Ltd. (d) (e)	5.88%	06/17/46	292,760
				145,287,051
	Mortgage Real Estate Investment Trusts – 1.4%
4,114,000	Scentre Group Trust 2 (b) (d)	4.75%	09/24/80	3,844,012
11,220,000	Scentre Group Trust 2 (b) (d)	5.13%	09/24/80	9,885,747
				13,729,759
	Multi-Utilities – 4.7%
14,427,000	Algonquin Power & Utilities Corp. (d)	4.75%	01/18/82	12,208,560
10,013,000	CenterPoint Energy, Inc., Series A (d)	6.13%	(a)	9,856,547
948,000	CMS Energy Corp. (d)	3.75%	12/01/50	776,061
9,925,000	Dominion Energy, Inc., Series B (d)	4.65%	(a)	9,308,657
7,986,000	NiSource, Inc. (d)	5.65%	(a)	7,786,808
2,066,000	Sempra Energy (d)	4.88%	(a)	1,988,525
7,323,000	Sempra Energy (d)	4.13%	04/01/52	6,421,146
				48,346,304
	Oil, Gas & Consumable Fuels – 8.5%
8,710,000	Buckeye Partners L.P., 3 Mo. LIBOR + 4.02% (f)	8.84%	01/22/78	7,337,758
10,006,000	DCP Midstream Operating L.P. (b) (d)	5.85%	05/21/43	9,892,032
1,026,000	Enbridge, Inc. (d)	6.25%	03/01/78	977,316
11,765,000	Enbridge, Inc. (d)	7.63%	01/15/83	12,144,929
7,398,000	Enbridge, Inc., Series 16-A (d)	6.00%	01/15/77	7,036,485
7,504,000	Enbridge, Inc., Series 20-A (d)	5.75%	07/15/80	7,119,720
1,878,000	Energy Transfer L.P., Series A (d)	6.25%	(a)	1,772,363
100,000	Energy Transfer L.P., Series B (d)	6.63%	(a)	83,893
14,525,000	Energy Transfer L.P., Series F (d)	6.75%	(a)	13,780,594
11,603,000	Energy Transfer L.P., Series G (d)	7.13%	(a)	10,628,348
728,000	Energy Transfer L.P., Series H (d)	6.50%	(a)	684,597
4,715,000	Enterprise Products Operating LLC, 3 Mo. LIBOR + 2.78% (f)	7.54%	06/01/67	4,196,704
9,377,000	Enterprise Products Operating LLC, Series D, 3 Mo. LIBOR + 2.99% (f)	7.63%	08/16/77	8,989,167

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Oil, Gas & Consumable Fuels (Continued)
$2,950,000	Enterprise Products Operating LLC, Series E (d)	5.25%	08/16/77	$2,577,231
				87,221,137
	Trading Companies & Distributors – 2.0%
13,172,000	AerCap Holdings N.V. (d)	5.88%	10/10/79	12,635,109
1,127,000	Air Lease Corp., Series B (d)	4.65%	(a)	1,003,030
8,440,000	Aircastle Ltd. (b) (d)	5.25%	(a)	6,963,000
				20,601,139
	Transportation Infrastructure – 0.3%
2,722,000	AerCap Global Aviation Trust (b) (d)	6.50%	06/15/45	2,664,416
	Total Capital Preferred Securities			970,467,950
	(Cost $976,694,347)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES – 1.1%
	Insurance – 1.1%
11,900,342	Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer, Inc. (b) (j)	7.63%	10/15/25	11,055,358
	(Cost $12,433,750)
CORPORATE BONDS AND NOTES – 0.2%
	Insurance – 0.2%
2,168,000	AmTrust Financial Services, Inc.	6.13%	08/15/23	2,124,217
	(Cost $2,177,549)

Total Investments – 97.6%	998,261,641
(Cost $1,007,856,510)
Net Other Assets and Liabilities – 2.4%	25,001,023
Net Assets – 100.0%	$1,023,262,664

(a)	Perpetual maturity.
(b)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2023, securities noted as such amounted to $276,332,584 or 27.0% of net assets.
(c)	This security is a contingent convertible capital security which may be subject to conversion into common stock of the issuer under certain circumstances. At January 31, 2023, securities noted as such amounted to $259,678,373 or 25.4% of net assets. Of these securities, 3.1% originated in emerging markets, and 96.9% originated in foreign markets.
(d)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at January 31, 2023. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)	Floating or variable rate security.
(g)	On March 10, 2023, Silicon Valley Bank was placed in receivership under the Federal Deposit Insurance Corporation. Prior to that event, the Fund liquidated its position at a price significantly below where it was priced on January 31, 2023.
(h)	As of March 20, 2023, due to market events, the Fund is valuing these securities significantly lower than the price determined on January 31, 2023.
(i)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. See Restricted Securities table.

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
(j)	These notes are Senior Payment-in-kind (“PIK”) Toggle Notes whereby the issuer may, at its option, elect to pay interest on the notes (1) entirely in cash or (2) entirely in PIK interest. Interest paid in cash will accrue on the notes at a rate of 7.63% per annum (“Cash Interest Rate”) and PIK interest will accrue on the notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points. There were no interest distributions received during the fiscal year-to-date period (November 1, 2022 to January 31, 2023).

LIBOR	London Interbank Offered Rate

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 1/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
$1,000 Par Preferred Securities*	$ 14,614,116	$ 14,614,116	$ —	$ —
Capital Preferred Securities*	970,467,950	—	970,467,950	—
Foreign Corporate Bonds and Notes*	11,055,358	—	11,055,358	—
Corporate Bonds and Notes*	2,124,217	—	2,124,217	—
Total Investments	$ 998,261,641	$ 14,614,116	$ 983,647,525	$—

*	See Portfolio of Investments for industry breakout.

Restricted Securities
As of January 31, 2023, the Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid.
Security	Acquisition Date	Par Amount	Current Price	Carrying Cost	Value	% of Net Assets
FPEI
Dairy Farmers of America, Inc., 7.13%	01/21/21-12/08/21	$1,200,000	$86.25	$1,222,750	$1,035,000	0.10%
Land O’Lakes Capital Trust I, 7.45%, 03/15/28	05/04/18-07/21/21	1,400,000	98.75	1,529,173	1,382,500	0.14
				$2,751,923	$2,417,500	0.24%

Additional Information
First Trust Exchange-Traded Fund III
January 31, 2023 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.